UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)
PURCHASED OPTIONS - 0.2%	Contracts		Value
Call options - 0.0%
The Chicago Board Options Exchange Volatility Index (VIX), at $15, April 19, 2017	851		$40,422
Total Call Options Purchased (Premiums Paid $73,222)			40,422

Put Options - 0.1%
EURO STOXX 50 Volatility Index Mini Options (VSTOXX), at $21, April 19, 2017	435		27,844
S&P Emini 500 European Style Options, at $2,260, May 19, 2017	364		218,400
Total Put Options Purchased (Premiums Paid $393,840)			246,244

Currency Options - 0.1%	Notional
GBP Call/JPY Put at 141.00, April 21, 2017	37,486,000	GBP	184,342
Total Currency Options Purchased (Premiums Paid $184,342)			184,342

TOTAL PURCHASED OPTIONS (premiums paid $651,404)			471,008

SHORT-TERM INVESTMENTS - 81.7%	Principal
Foreign Government Obligation - 27.3% (1)
French Discount Treasury Bill
(0.547%), 05/24/2017	4,700,000	EUR	5,017,846
United Kingdom 1% Treasury Gilt
0.008%, 09/07/2017	39,950,000	GBP	50,266,673
Total Foreign Government Obligation (Cost $54,303,186)			55,284,519

United States Treasury Bills - 54.4% (2)
0.728%, 04/27/2017	43,000,000	USD	42,979,532
0.728%, 04/20/2017	14,690,000	USD	14,684,991
0.710%, 05/25/2017	7,600,000	USD	7,592,286
0.749%, 07/06/2017	45,300,000	USD	45,210,895
Total United States Treasury Bills (Cost $110,497,378)			110,467,704

TOTAL SHORT-TERM INVESTMENTS (Cost $164,800,564)			165,752,223

Total Investments (Cost $165,451,968) - 81.9%			166,223,231
Other Assets in Excess of Liabilities - 18.1%			36,688,859
TOTAL NET ASSETS - 100.00%			$202,912,090

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$165,451,968
Gross unrealized appreciation	981,333
Gross unrealized depreciation	(210,070)
Net unrealized appreciation	$771,263

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the notes to financial statements section in the Fund's most recent annual report.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

WRITTEN OPTIONS - (0.06%)
	Contracts	Value
Written Call Option - (0.01%)
The Chicago Board Options Exchange Volatility Index (VIX), at $20, April 19, 2017	(851)	$(12,765)
Total Written Call Option (Premium Received $29,748)		(12,765)

Written Put Option - (0.05%)
S&P E-mini 500 European Style Options, at $2,180, May 19, 2017	(364)	(109,200)
Total Written Put Option (Premium Received $184,072)		(109,200)

Total Written Options (Premiums Received $213,820)		$(121,965)

FORWARD CURRENCY CONTRACTS (1)
Settlement Date	Currency Delivered	Pay Amount	USD Value March 31, 2017	Currency Received	Receive Amount	USD Value March 31, 2017	Unrealized Appreciation/ (Depreciation)
April 3, 2017	USD	158,218	158,218	GBP	126,328	158,286	68
May 24, 2017	EUR	4,700,000	5,026,695	USD	5,032,992	5,032,992	6,297
June 21, 2017	AUD	20,784,000	15,854,635	USD	15,927,162	15,927,162	72,527
June 21, 2017	BRL	12,740,602	3,992,951	USD	3,947,311	3,947,311	(45,640)
June 21, 2017	CAD	10,466,678	7,879,723	USD	7,832,000	7,832,000	(47,723)
June 21, 2017	CLP	100,023,460	150,988	USD	149,920	149,920	(1,068)
June 21, 2017	EUR	6,006,000	6,432,879	GBP	5,255,532	6,598,045	165,166
June 21, 2017	EUR	13,523,000	14,484,154	JPY	1,618,457,841	14,585,761	101,607
June 21, 2017	EUR	11,519,000	12,337,719	SEK	110,099,716	12,337,319	(400)
June 21, 2017	GBP	5,012,000	6,292,303	NZD	8,954,010	6,263,478	(28,825)
June 21, 2017	HUF	125,514,416	435,153	USD	430,000	430,000	(5,153)
June 21, 2017	IDR	1,075,081,853	79,949	USD	80,000	80,000	51
June 21, 2017	INR	25,781,336	392,600	USD	390,000	390,000	(2,600)
June 21, 2017	JPY	2,991,156,897	26,956,710	EUR	24,402,000	26,136,384	(820,326)
June 21, 2017	JPY	995,173,853	8,968,641	USD	8,783,761	8,783,761	(184,880)
June 21, 2017	KRW	9,349,083,393	8,368,267	USD	8,129,050	8,129,050	(239,217)
June 21, 2017	MXN	14,676,788	773,987	USD	769,000	769,000	(4,987)
June 21, 2017	NOK	11,245,874	1,310,903	USD	1,320,000	1,320,000	9,097
June 21, 2017	NZD	9,037,232	6,321,694	EUR	5,865,000	6,281,858	(39,836)
June 21, 2017	NZD	8,898,355	6,224,547	GBP	5,012,000	6,292,303	67,756
June 21, 2017	PHP	48,870,872	970,424	USD	960,462	960,462	(9,962)
June 21, 2017	RUB	301,741,112	5,259,792	USD	4,978,000	4,978,000	(281,792)
June 21, 2017	SEK	6,139,849	688,006	EUR	644,000	689,773	1,767
June 21, 2017	SEK	10,208,140	1,143,882	USD	1,139,057	1,139,057	(4,825)
June 21, 2017	SGD	111,861	80,017	USD	80,000	80,000	(17)
June 21, 2017	TRY	3,778,819	1,015,330	USD	987,106	987,106	(28,224)
June 21, 2017	TWD	162,605,911	5,379,403	USD	5,247,407	5,247,407	(131,996)
June 21, 2017	USD	4,197,713	4,197,713	AUD	5,524,000	4,213,867	16,154
June 21, 2017	USD	4,920,221	4,920,221	BRL	15,645,705	4,903,421	(16,800)
June 21, 2017	USD	19,594,000	19,594,000	CAD	26,033,047	19,598,692	4,692
June 21, 2017	USD	1,150,503	1,150,503	CLP	768,443,145	1,159,989	9,487
June 21, 2017	USD	1,196,492	1,196,492	HUF	349,980,284	1,213,367	16,875
June 21, 2017	USD	2,288,051	2,288,051	IDR	30,926,305,896	2,299,855	11,804
June 21, 2017	USD	2,081,138	2,081,138	INR	140,330,246	2,136,960	55,822
June 21, 2017	USD	2,534,884	2,534,884	JPY	289,895,640	2,612,579	77,695
June 21, 2017	USD	5,731,274	5,731,274	KRW	6,479,507,315	5,799,739	68,465
June 21, 2017	USD	3,997,712	3,997,712	MXN	80,289,845	4,234,120	236,408
June 21, 2017	USD	2,390,812	2,390,812	NOK	20,484,615	2,387,839	(2,973)
June 21, 2017	USD	10,000	10,000	PHP	507,790	10,083	83
June 21, 2017	USD	1,517,730	1,517,730	PLN	6,089,305	1,534,444	16,714
June 21, 2017	USD	1,356,425	1,356,425	RUB	80,113,635	1,396,499	40,074
June 21, 2017	USD	310,000	310,000	SEK	2,724,312	305,275	(4,725)
June 21, 2017	USD	420,630	420,630	SGD	592,036	423,501	2,871
June 21, 2017	USD	40,000	40,000	TRY	150,114	40,334	334
June 21, 2017	USD	4,553,872	4,553,872	TWD	139,336,545	4,609,595	55,723
June 21, 2017	USD	714,687	714,687	ZAR	9,633,021	707,708	(6,979)
June 21, 2017	ZAR	1,694,133	124,463	USD	130,000	130,000	5,537
July 12, 2017	EUR	1,570,348	1,683,823	CZK	41,967,543	1,678,290	(5,533)
September 7, 2017	GBP	40,149,750	50,514,903	USD	49,658,373	49,658,373	(856,530)
							$(1,727,937)
(1) J.P. Morgan Securities, Inc. is counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

TOTAL RETURN SWAPS
Counterparty	Referenced Obligation	Rate (paid) received	Termination Date	Notional	Unrealized Appreciation/ (Depreciation)
JPM	JPCMFBAN Index (1)	USD LIBOR 1M +0.70%	12/21/2017	$6,902,158	$139,686
JPM	JPEBCSMI Index (2)	CHF LIBOR 1M + 0.30%	04/25/2017	1,826,899	3,275
JPM	JPLPEGRO Index (3)	EUR EURIBOR (10) 1M +0.30%	04/18/2018	4,947,479	(904)
JPM	JPLPEINT Index (4)	EUR EURIBOR 1M -1.15%	04/18/2018	(4,988,887)	(35,023)
JPM	JPTAOBRL Index (5)	BRL CDI (11) +0.5%	08/30/2017	267,374	2,161
JPM	Korea Stock Exchange KOSPI (6) 200 Index	KRW SYNTHETIC 1M	06/12/2017	878,333	(3,526)
JPM	S&P 500 Consumer Discretionary Sector Index	USD LIBOR 1M -0.20%	04/11/2018	(8,460,300)	(189,431)
JPM	S&P 500 Energy Sector Index	USD LIBOR 1M +0.50%	03/07/2018	7,509,686	89,614
JPM	S&P 500 Health Care Sector Index	USD LIBOR 1M +0.20%	12/14/2017	2,755,499	(1,518)
TOTAL OF TOTAL RETURN SWAPS					$4,334

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPM	Receive	USD-ICE-LIBOR (7)	2.010%	2/3/2022	26,816,800	USD	$(7,033)
JPM	Receive	USD-ICE-LIBOR	1.986%	2/3/2022	13,329,000	USD	20,514
JPM	Pay	USA-CPI-U (8)	2.280%	2/3/2022	12,700,000	USD	25,177
JPM	Pay	USA-CPI-U	2.260%	2/3/2022	6,700,000	USD	6,553
JPM	Pay	USA-CPI-U	2.267%	2/3/2022	6,400,000	USD	8,509
JPM	Receive	USD-ICE-LIBOR	2.033%	2/3/2022	13,400	USD	(19)
JPM	Receive	USD-ICE-LIBOR	2.029%	2/3/2022	6,700	USD	(8)
JPM	Pay	UK-RPI	3.552%	2/14/2022	13,971,000	GBP	(43,315)
JPM	Pay	UK-RPI (9)	3.511%	3/15/2022	6,028,000	GBP	(7,216)
JPM	Pay	JPY-ICE-LIBOR	0.280%	12/14/2026	1,493,218,000	JPY	43,934
JPM	Receive	JPY-ICE-LIBOR	0.945%	12/14/2046	525,781,000	JPY	(164,5840
TOTAL CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS							$(117,488)

BILATERAL OVER THE COUNTER INTEREST RATE SWAP CONTRACTS
Counterparty	Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPM	USA-CPI-U	2.225%	2/22/2017	12,348,000	USD	$(35,797)
TOTAL BILATERAL OVER THE COUNTER INTEREST RATE SWAP CONTRACTS						$(35,797)

Counterparty abbreviations:
JPM - J.P. Morgan Investment Bank

(1) JPCMFBAN Index is a custom basket of banks.
(2) JPEBCSMI Index is a custom basket of Swiss stocks.
(3) JPLPEGRO Index is a custom basket of European stocks.
(4) JPLPEINT Index is a custom basket of European stocks.
(5) JPTAOBRL Index is a custom basket of Brazil stocks.
(6) KOSPI - The Korea Composite Stock Price Index
(7) ICE LIBOR - London Interbank Offered Rate
(8) CPI-U - CPI for All Urban Consumers
(9) UK-RPI - U.K. Retail Price Index
(10) EURIBOR - Euro Interbank Offered Rate
(11) BRL CDI - Brazil Average One-Day Interbank Deposit

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CZK - Czech Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South-Korean Won
MXN - Mexican Peso
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
RUB Russian Rouble
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish New Lira
TWD - Taiwan Dollar
USD - US Dollar
ZAR - South African Rand

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

FUTURES CONTRACTS
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Amsterdam Exchanges Index	6	$659,540	April 2017	$5,365
Australia SPI 200 Index	22	2,457,331	June 2017	42,891
Australian 10 Year Government Bond	(16)	(1,189,029)	June 2017	(27,831)
Australian Dollar	25	1,909,000	June 2017	29,451
Brent Crude (1)	(4)	(214,120)	June 2017	(7,287)
British Pound	(64)	(5,022,400)	June 2017	(144,452)
CAC 40 Index	51	2,783,188	April 2017	80,362
Canadian 10 Year Government Bond	(11)	(1,135,857)	June 2017	(9,393)
Canadian Dollar	(6)	(451,980)	June 2017	(2,448)
Cocoa (1)	(19)	(398,050)	May 2017	(16,311)
Coffee 'C' (1)	(1)	(52,238)	May 2017	(416)
Copper (1)	3	198,938	May 2017	229
Corn (1)	(8)	(145,700)	May 2017	(2,549)
Cotton No. 2 (1)	21	811,965	May 2017	6,767
DAX Index	8	2,630,630	June 2017	59,622
E-mini Dow	14	1,442,280	June 2017	(14,773)
E-mini S&P 500	226	26,658,960	June 2017	(45,089)
Euro FX Currency	(39)	(5,226,975)	June 2017	(44,456)
EURO STOXX 50 Index	(127)	(4,641,682)	June 2017	(126,739)
Euro-BTP Italian Government Bond	(16)	(2,230,728)	June 2017	(8,468)
Euro-Bund	8	1,377,627	June 2017	3,543
Euro-BUXL 30 Year Bond	(2)	(359,641)	June 2017	(3,672)
Euro-OAT	(10)	(1,568,627)	June 2017	(6,349)
Feeder Cattle (1)	1	66,975	April 2017	(390)
Financial Times Stock Exchange 100 Index	52	4,740,036	June 2017	(7,081)
FTSE/JSE TOP 40 Index	(11)	(375,252)	June 2017	(3,959)
FTSE/MIB Index	8	855,619	June 2017	36,297
Hang Seng China Enterprises Index	7	463,334	April 2017	(6,330)
Hang Seng Index	9	1,397,279	April 2017	(13,929)
Hard Red Winter Wheat (1)	(9)	(189,225)	May 2017	8,548
IBEX 35 Index	11	1,221,925	April 2017	57,682
Japanese Yen	(22)	(2,478,163)	June 2017	(74,746)
Lean Hogs (1)	14	413,560	June 2017	(17,531)
Live Cattle (1)	4	177,400	June 2017	548
London Metal Exchange Copper (1)	1	145,600	April 2017	(1,053)
London Metal Exchange Copper (1)	(1)	(145,600)	April 2017	(4,015)
London Metal Exchange Copper (1)	9	1,312,425	May 2017	36,648
London Metal Exchange Lead (1)	4	233,575	April 2017	(5,637)
London Metal Exchange Lead (1)	(4)	(233,575)	April 2017	(9,762)
London Metal Exchange Lead (1)	5	292,188	May 2017	12,523
London Metal Exchange Lead (1)	(1)	(58,438)	May 2017	710
London Metal Exchange Nickel (1)	1	59,874	April 2017	(6,009)
London Metal Exchange Nickel (1)	(1)	(59,874)	April 2017	906
London Metal Exchange Nickel (1)	1	59,982	May 2017	(921)
London Metal Exchange Nickel (1)	(15)	(899,730)	May 2017	12,640
London Metal Exchange Primary Aluminum (1)	11	537,556	April 2017	30,424
London Metal Exchange Primary Aluminum (1)	(11)	(537,556)	April 2017	(24,132)
London Metal Exchange Primary Aluminum (1)	(11)	538,794	May 2017	24,649
London Metal Exchange Tin (1)	4	404,800	April 2017	27,188
London Metal Exchange Tin (1)	(4)	(404,800)	April 2017	(17,162)
London Metal Exchange Tin (1)	3	303,300	May 2017	14,131
London Metal Exchange Tin (1)	(1)	(101,100)	May 2017	(1,053)
London Metal Exchange Zinc (1)	4	275,625	April 2017	(10,612)
London Metal Exchange Zinc (1)	(4)	(275,625)	April 2017	(8,637)
London Metal Exchange Zinc (1)	4	276,500	May 2017	9,128
Long Gilt	(74)	(11,828,503)	June 2017	(157,844)
Low Sulphur Gasoil	(4)	(188,400)	May 2017	(5,982)
Mexican Peso	7	184,590	June 2017	1,894
MSCI Taiwan Stock Index	22	797,940	April 2017	(7,886)
NASDAQ 100 E-mini	12	1,305,240	June 2017	11,755
Natural Gas (1)	(5)	(159,500)	May 2017	(8,273)

New York Harbor Ultra-Low Sulfur Diesel	(5)	(330,666)	May 2017	(10,981)
New Zealand Dollar	7	489,930	June 2017	8,173
OMX Nordic Exchange	79	1,394,963	April 2017	24,458
Palladium (1)	4	319,260	June 2017	9,520
Platinum (1)	(4)	(190,480)	July 2017	295
RBOB Gasoline (1)	(4)	(286,104)	May 2017	(14,129)
Red Spring Wheat (1)	7	186,988	May 2017	(9,0140
Robusta Coffee (1)	17	365,330	May 2017	(708)
Russell 2000 Mini Index	9	622,980	June 2017	5,159
S&P/Toronto Stock Exchange 60 Index	23	3,154,987	June 2017	(8,419)
SGX MSCI Singapore Index	45	1,123,834	April 2017	6,561
SGX Nikkei 225 Index	154	13,071,948	June 2017	(281,070)
Silver (1)	4	365,120	May 2017	1,659
Soybean (1)	1	47,300	May 2017	(6,066)
Soybean Meal (1)	(2)	(61,680)	May 2017	1,454
Soybean Oil (1)	(9)	(171,612)	May 2017	4,383
Sugar No. 11 (1)	(9)	(168,941)	May 2017	8,663
Swiss Franc	1	125,500	June 2017	(952)
U.S. 10 Year Treasury Note	57	7,100,063	June 2017	(10,658)
U.S. 2 Year Treasury Note	(53)	(11,472,016)	June 2017	(3,906)
U.S. Treasury Long Bond	(8)	(1,206,750)	June 2017	(4,344)
Wheat (1)	(11)	(234,575)	May 2017	6,853
White Sugar (1)	(5)	(119,300)	May 2017	2,681
WTI Crude (1)	(6)	(303,600)	May 2017	(13,105)
				$(622,769)
(1) Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
March 31, 2017 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the "Fund") includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the "Subsidiary"). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund's policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of March 31, 2017, were $5,712,161, which represented 2.82% of the Fund's net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund's investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund's consolidated investments in each category investment type as of March 31, 2017:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Purchased Options	$286,666	$184,342	$-	$471,008
Short-Term Investments	-	165,752,223	-	165,752,223
Total Investments	$286,666	$165,936,565	$-	$166,223,231

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(121,965)	$-	$-	$(121,965)
Forward Currency Contracts *	-	(1,727,937)	-	(1,727,937)
Total Return Swaps *	-	4,334	-	4,334
Centrally Cleared: Interest Rate Swap	-	(117,488)	-	(117,488)
Bilaterally Cleared: Interest Rate Swap	-	(35,797)	-	(35,797)
Future Contracts *	(622,769)	-	-	(622,769)
Total Other Financial Instruments	$(744,734)	$(1,876,888)	$-	$(2,621,622)

* Forward Currency Contracts, Total Return and Interest Rate Swaps and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Advised Portfolios

By (Signature and Title)* /s/ Christopher E. Kashmerick
                                             Christopher E. Kashmerick, President and Principal Executive Officer

Date May 26,2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Russell B. Simon
                                             Russell B. Simon, Treasurer and Principal Financial Officer

Date May 30, 2017